Share-based compensation (Details) - ZTO Express - Contingently convertible share units - ¥ / shares		12 Months Ended
	Feb. 06, 2015	Dec. 31, 2015
Share-based compensation
Number of share units granted	584,000
Subscription price (in CNY or dollars per share)	¥ 100
Fixed annual compound annual rate (in percent)		35.00%
Incremental rate of return (in percent)	5.00%
Maximum annual return rate (in percent)	50.00%
Unit conversion ratio	0.1667